Identifiable Intangible Assets and Goodwill - Finite-lived and Indefinite-lived Intangible Assets - Footnotes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Apr. 30, 2018	Dec. 31, 2017
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net		$ 31,045		$ 36,562
In Process Research and Development [Member] | Xtandi [Member]
Schedule of Intangible Assets [Line Items]
Transfers in (out) of intangible asset class		(2,700)
Brands [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net	[1]	215		982
Developed Technology Rights [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net	[1]	30,535		34,765
Impairment of intangible assets, finite-lived	[2]	2,900
Developed Technology Rights [Member] | Xtandi [Member]
Schedule of Intangible Assets [Line Items]
Transfers in (out) of intangible asset class		2,700
European Union [Member] | Developed Technology Rights [Member] | Mylotarg [Member]
Schedule of Intangible Assets [Line Items]
Finite-lived intangible assets, net			$ 240
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Consumer Healthcare [Member]
Schedule of Intangible Assets [Line Items]
Reclassification of net intangible assets to assets held for sale		5,763		$ 0
Reclassification of gross intangible assets to assets held for sale		6,300
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | Consumer Healthcare [Member] | Brands [Member] | Brands [Member]
Schedule of Intangible Assets [Line Items]
Reclassification of net intangible assets to assets held for sale		$ 6,100

[1]	The changes in the gross carrying amount of Developed technology rights, Brands, Brands and other and IPR&D primarily reflect (i) the reclassification of $6.1 billion of Brands and Brands and other to Assets held for sale during the fourth quarter of 2018 (see Note 2C), (ii) the transfer of $2.7 billion from IPR&D to Developed technology rights to reflect the approval of Xtandi in the U.S. for the treatment of men with non-metastatic castration-resistant prostate cancer, which is being developed through a collaboration with Astellas (see Note 2A), (iii) $240 million of Developed technology rights recorded in connection with the EU approval of Mylotarg (see Note 7E), as well as impairments of $2.9 billion of Developed technology rights (see Note 4).
[2]	Reflects intangible assets written down to fair value in 2018. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.